Income Tax (Details) - Schedule of Deferred Tax (Parentheticals)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred taxs asset [Member]
Income Tax (Details) - Schedule of Deferred Tax (Parentheticals) [Line Items]
Change of rates	22.88%	25.17%